RELATED PARTY TRANSACTIONS (Details Textual) - USD ($)	1 Months Ended				2 Months Ended	12 Months Ended
	Oct. 29, 2018	Sep. 26, 2018	Aug. 31, 2018	Nov. 30, 2017	Feb. 28, 2019	Dec. 31, 2018	Dec. 31, 2017	Mar. 31, 2019	Dec. 01, 2018	Aug. 23, 2018	Oct. 31, 2017	Oct. 11, 2017	Jul. 10, 2017	May 02, 2017	Apr. 30, 2017	Jan. 31, 2017	Nov. 30, 2015
Due to Related Parties						$ 14,467	$ 23,535	$ 14,467	$ 14,467
Stock Issued During Period, Value, Conversion of Convertible Securities						$ 225,687	$ 865,336
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				325,000	17,733		854,133			85,719			40,000	40,000
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 1.75		$ 2.50				$ 6.25						$ 6.25	$ 2.50
Debt Instrument, Convertible, Conversion Price				$ 1.68								$ 1.68
Stock Issued During Period, Shares, New Issues			1,000,000
Proceeds from Issuance of Common Stock			$ 5,609,215			$ 5,609,215	$ 1,550,000
Proceeds from Warrant Exercises					$ 23,450		$ 210,000
Debt Instrument, Face Amount	$ 50,000
Stock Issued During Period Shares Exchange Of Exercise Of Warrants On Cashless Basis							729,028
Number Of Warrants Excercised				30,000			734,133
Stock Issued During Period, Shares, Conversion of Convertible Securities	13,384			31,450
Warrant [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights											$ 4.475				$ 2.50	$ 6.25
Convertible Debt [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights							$ 1.68
Debt Instrument, Face Amount							$ 762,500
David Moradi [Member]
Stock Issued During Period, Value, Conversion of Convertible Securities							$ 762,500
Stock Issued During Period Shares Exchange Of Warrants Exercise							30,000
Proceeds from Warrant Exercises							$ 52,500
Stock Issued During Period, Shares, Conversion of Convertible Securities							453,869
David Moradi [Member] | Warrant [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights							305,000
Debt Instrument, Convertible, Conversion Price							$ 1.75
Anthon Partners II LLC [Member]
Stock Issued During Period, Shares, New Issues							214,286
Proceeds from Issuance of Common Stock							$ 750,000
Alexandre Zyngier [Member] | Warrant [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		20,000
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 2.50
Alexandre Zyngier [Member] | Convertible Debt [Member]
Stock Issued During Period, Value, Conversion of Convertible Securities		$ 50,000